Related Party Transactions (Details) - Schedule of due to related parties - USD ($)	Mar. 31, 2022	Sep. 30, 2021
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Total due to related parties	$ 7,293	$ 19,723
Mr. Gang Lai [Member]
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Total due to related parties	$ 7,293
Mrs. Lin Yang [Member]
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Total due to related parties		$ 19,723